SECURITIES	12 Months Ended
Dec. 31, 2021
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2021
U.S. agency	$34,634	$152	$112	$34,674
U.S. agency residential mortgage-backed	309,907	1,952	3,874	307,985
U.S. agency commercial mortgage-backed	23,066	84	224	22,926
Private label mortgage-backed	102,480	807	672	102,615
Other asset backed	215,235	1,204	269	216,170
Obligations of states and political subdivisions	568,355	9,942	2,221	576,076
Corporate	148,707	2,446	1,194	149,959
Trust preferred	1,975	-	56	1,919
Foreign government	499	7	-	506
Total	$1,404,858	$16,594	$8,622	$1,412,830

2020
U.S. agency	$10,456	$305	$13	$10,748
U.S. agency residential mortgage-backed	340,224	4,951	593	344,582
U.S. agency commercial mortgage-backed	6,869	326	-	7,195
Private label mortgage-backed	41,429	1,539	139	42,829
Other asset backed	252,596	1,796	211	254,181
Obligations of states and political subdivisions	315,780	8,691	178	324,293
Corporate	82,307	3,807	97	86,017
Trust preferred	1,971	-	173	1,798
Foreign government	500	16	-	516
Total	$1,052,132	$21,431	$1,404	$1,072,159

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2021
U.S. agency	$11,986	$109	$1,286	$3	$13,272	$112
U.S. agency residential mortgage-backed	171,398	3,555	19,024	319	190,422	3,874
U.S. agency commercial mortgage-backed	19,900	224	-	-	19,900	224
Private label mortgage-backed	64,408	640	2,180	32	66,588	672
Other asset backed	86,581	248	978	21	87,559	269
Obligations of states and political subdivisions	178,484	2,151	7,093	70	185,577	2,221
Corporate	75,166	1,150	1,050	44	76,216	1,194
Trust preferred	-	-	1,919	56	1,919	56
Total	$607,923	$8,077	$33,530	$545	$641,453	$8,622

2020
U.S. agency	$1,469	$3	$2,329	$10	$3,798	$13
U.S. agency residential mortgage-backed	96,839	592	83	1	96,922	593
Private label mortgage-backed	11,838	95	2,050	44	13,888	139
Other asset backed	7,142	25	21,197	186	28,339	211
Obligations of states and political subdivisions	28,957	177	800	1	29,757	178
Corporate	1,924	97	-	-	1,924	97
Trust preferred	-	-	1,798	173	1,798	173
Total	$148,169	$989	$28,257	$415	$176,426	$1,404

Securities available for sale in unrealized loss positions are evaluated quarterly for impairment related to credit losses. For securities available for sale in an unrealized loss position, we first assess whether we intend to sell, or it is more likely than not that we will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For securities available for sale that do not meet this criteria, we evaluate whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, we consider the extent to which fair value is less than amortized cost, adverse conditions specifically related to the security and the issuer and the impact of changes in market interest rates on the market value of the security, among other factors.  If this assessment indicates that a credit loss exists, we compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis for the security, a credit loss exists and an ACL is recorded, limited to the amount that the fair value of the security is less than its amortized cost basis. Any impairment that has not been recorded through an ACL is recognized in other comprehensive income (loss), net of applicable taxes. No ACL for securities available for sale was needed at December 31, 2021.  Accrued interest receivable on securities available for sale totaled $6.0 million at December 31, 2021, is excluded from the estimate of credit losses and is included in accrued income and other assets in the Consolidated Statements of Financial Condition.

U.S. agency, U.S. agency residential mortgage-backed and U.S. agency commercial mortgage backed securities — at December 31, 2021, we had 19 U.S. agency, 67 U.S. agency residential mortgage-backed and 23 U.S. agency commercial mortgage-backed securities whose fair value is less than amortized cost. These securities are either explicitly or implicitly guaranteed by the U.S. government, are highly rated by major credit rating agencies, and have a long history of no credit losses.  The unrealized losses are largely attributed to widening spreads to Treasury bonds and/or an increase in interest rates since acquisition.

Private label mortgage backed, other asset backed and corporate securities — at December 31, 2021, we had 49 private label mortgage backed, 51 other asset backed and 57 corporate securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and/or an increase in interest rates since acquisition.

Obligations of states and political subdivisions — at December 31, 2021, we had 281 municipal securities whose fair value is less than amortized cost. The unrealized losses are primarily due to an increase in interest rates since acquisition.

Trust preferred securities — at December 31, 2021, we had two trust preferred securities whose fair value is less than amortized cost. Both of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities has suffered from credit spread widening. One of the securities is rated by a major rating agency as investment grade while the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.96 million as of December 31, 2021, continues to have satisfactory credit metrics and make interest payments.

At December 31, 2021 management does not intend to liquidate any of the securities discussed above and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses.

We recorded no credit related charges in our Consolidated Statements of Operations related to securities available for sale during 2021, 2020, and 2019.

The amortized cost and fair value of securities available for sale at December 31, 2021, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$13,874	$13,991
Maturing after one year but within five years	133,681	134,901
Maturing after five years but within ten years	266,057	266,282
Maturing after ten years	340,558	347,960
	754,170	763,134
U.S. agency residential mortgage-backed	309,907	307,985
U.S. agency commercial mortgage-backed	23,066	22,926
Private label mortgage-backed	102,480	102,615
Other asset backed	215,235	216,170
Total	$1,404,858	$1,412,830

The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains	Losses
	(In thousands)
2021	$85,371	$1,475	$64
2020	38,095	271	4
2019	68,716	248	108

Certain preferred stocks which were sold during 2019 had been classified as equity securities at fair value in our Consolidated Statement of Financial Condition. During 2019 we recognized gains on these preferred stocks of $0.17 million that are included in net gains on securities in the Consolidated Statements of Operations.

Securities available for sale with a book value of $10.5 million and $14.0 million at December 31, 2021 and 2020, respectively, were pledged to secure borrowings, derivatives, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated total shareholders’ equity  at  December 31, 2021 or 2020.